Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	1,750	6,964	-	-	624,126	273,779	906,619
Disposals	(104,773)	(105,939)	(48,955)	(47,155)	-	-	(56,389)	(363,211)
Impairment of fixed assets	-	-	-	-	-	-	(1,591,766)	(1,591,766)
Exchange differences	(60,518)	(95,521)	(106,807)	(353,552)	(652)	(38,238)	(141,241)	(796,529)
At June 30, 2023 (Unaudited)	2,981,573	4,668,305	5,205,553	15,118,280	32,570	2,534,586	5,679,198	36,220,065

At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	24,171	14,640	-	-	-	-	38,811
Transfer in (out)	-	-	-	70,842	(70,842)	-	-	-
Disposals	(955,753)	-	(1,073,690)	(278,087)	-	-	(9,900)	(2,317,430)
Exchange differences	(204,895)	(350,278)	(359,132)	(1,107,555)	(6,902)	(227,085)	(126,900)	(2,382,747)
At June 30, 2024 (Unaudited)	1,913,161	4,503,236	3,917,643	14,190,585	31,165	2,906,798	3,817,353	31,279,941

Accumulated Depreciation
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the period	48,922	34,180	87,164	263,962	-	202,983	516,626	1,153,837
Disposals	(108,213)	(109,514)	(44,542)	(48,748)	-	-	(14,847)	(325,864)
Exchange differences	(48,443)	(90,705)	(101,287)	(275,519)	-	(30,774)	(77,779)	(624,507)
As June 30, 2023 (Unaudited)	2,469,607	4,581,992	4,831,077	13,433,351	-	1,402,456	3,483,174	30,201,657

At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the period	48,918	28,323	64,202	175,152	-	209,611	-	526,206
Disposals	(955,747)	-	(1,072,429)	(276,081)	-	-	(9,900)	(2,314,157)
Exchange differences	(174,655)	(345,427)	(340,421)	(998,055)	-	(124,702)	(126,900)	(2,110,160)
As June 30, 2024 (Unaudited)	1,523,555	4,444,495	3,666,872	12,781,694	-	1,765,502	3,817,353	27,999,471

Net book value
At June 30, 2023 (Unaudited)	$511,966	$86,313	$374,476	$1,684,929	$32,570	$1,132,130	$2,196,024	$6,018,408
At June 30, 2024 (Unaudited)	$389,606	$58,741	$250,771	$1,408,891	$31,165	$1,141,296	$-	$3,280,470